Schedule of values and lives of intangibles recognized on acquisition (Details) - Globe All India Services Limited [Member] ₨ in Thousands	Sep. 10, 2024 INR (₨)
IfrsStatementLineItems [Line Items]
Total Intangibles	₨ 643,680
Supplier Related Intangible Assets [member]
IfrsStatementLineItems [Line Items]
Total Intangibles	₨ 138,030
Intangible Assets Life (years)	15 years
Brand names [member]
IfrsStatementLineItems [Line Items]
Total Intangibles	₨ 315,870
Intangible Assets Life (years)	15 years
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Total Intangibles	₨ 189,780
Intangible Assets Life (years)	15 years